Loss Per Share - Summary of Loss Per Share and weighted Average Shares (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net loss attributable to common stockholders - basic	$ (63,040)	$ (85,534)	$ (181,636)
Net loss attributable to common stockholders - diluted	$ (63,040)	$ (85,534)	$ (181,636)
Weighted average common stock outstanding	211,009,169	208,121,980	198,939,079
Weighted average common stock outstanding	211,009,169	208,121,980	198,939,079
Warrants issued to NFL to purchase common stock	18,500,000	17,760,274	14,452,055
Adjusted weighted average common stock outstanding - basic	229,509,169	225,882,254	213,391,134
Adjusted weighted average common stock outstanding - diluted	229,509,169	225,882,254	213,391,134
Loss per share attributable to common stockholders - basic	$ (0.27)	$ (0.38)	$ (0.85)
Loss per share attributable to common stockholders - diluted	$ (0.27)	$ (0.38)	$ (0.85)